Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Country	Dec. 31, 2013	Dec. 31, 2012
Minimum
Guarantor Obligations [Line Items]
Number of countries in which entity has currency exposures	35
Stand by letters of credit, bonds and bank guarantees
Guarantor Obligations [Line Items]
Contingent liability outstanding	269.4	$ 216.3	$ 208.8
Stand by letters of credit, bonds and bank guarantees | Minimum
Guarantor Obligations [Line Items]
Fees paid to various banks and insurance companies on face amount of instruments (as a percent)	0.32%
Stand by letters of credit, bonds and bank guarantees | Maximum
Guarantor Obligations [Line Items]
Guarantee term	5 years
Fees paid to various banks and insurance companies on face amount of instruments (as a percent)	2.50%
Payment Guarantee [Member]
Guarantor Obligations [Line Items]
Potential amount of future payments for guarantees, maximum	15.0	19.0
Net Working Capital Settlement [Member]
Guarantor Obligations [Line Items]
Guarantee remaining term	6 years
Potential amount of future payments for guarantees, maximum	3.0
Environmental indemnification for properties sold to third party in 2007 | Maximum
Guarantor Obligations [Line Items]
Guarantee term	20 years
Environmental indemnification for property from a lease terminated in 2006
Guarantor Obligations [Line Items]
Potential amount of future payments for guarantees, maximum	3.0	$ 3.0	$ 3.0